SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 0	$ 85	$ 0	$ 266	$ 266	$ 5
Professional fees	424,750	31,304	931,123	68,084	110,017	87,941
Depreciation and amortization	94,494	15,842	188,988	42,182
Other general and administrative costs	407,334	12,316	612,930	60,944	118,230	172,366
Total operating expenses	1,104,192	86,462	1,910,655	252,210	537,440	314,307
Loss from operations	(1,104,192)	(86,377)	(1,910,655)	(251,944)	(537,174)	(314,302)
Total assets	16,324,916		16,324,916		237	201,282
Salaries	177,614	$ 27,000	177,614	$ 81,000	81,000	$ 54,000
Dynamic Aerospace Systems
Revenues	0		0
Professional fees	410,999		867,096
Depreciation and amortization	66,231		132,462
Other general and administrative costs	397,700		594,887
Total operating expenses	1,052,544		1,772,059
Loss from operations	(1,052,544)		(1,772,059)
Total assets	4,603,770		4,603,770		0
Salaries	177,614		177,614
Dynamic Deliveries
Revenues	0		0
Professional fees	13,751		64,027
Depreciation and amortization	28,263		56,526
Other general and administrative costs	9,634		18,043
Total operating expenses	51,648		138,596
Loss from operations	(51,648)		(138,596)
Total assets	11,721,146		11,721,146		$ 0
Salaries	$ 0		$ 0